Supplementary cash flow information (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-cash investing activities
Proceeds from sale of West Epsilon rig	[1]		$ 0	$ 12	$ 0
Non-cash financing activities
Repayment of debt following sale of West Epsilon rig	[1]		0	(12)	0
Gain on disposals			$ 47	$ 15	$ 0
West Epsilon
Non-cash financing activities
Gain on disposals		$ 12

[1]	During September 2020, the West Epsilon was sold for net proceeds of $12 million. The proceeds were paid directly to the banks as an early repayment against our external debt.